Long Term Debt, Net - Long-Term Debt, Net (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Senior secured revolving credit facility	$ 195,687	$ 40,622	$ 152,000
Unamortized deferred financing costs	(10,161)	(10,717)	(7,823)
Total long-term debt, net	685,526	529,905	717,775
Notes payable to founder	27,556	26,957	25,748
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Secured Term Loan			125,000
7.875% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Notes payable	$ 500,000	$ 500,000
Maturity date of debt	Dec. 15, 2024	Dec. 15, 2024
Stated interest rate of senior notes	7.875%	7.875%
9.625% Senior Unsecured Notes Due 2018 [Member]
Debt Instrument [Line Items]
Notes payable			$ 448,598
Maturity date of debt		Oct. 15, 2018
Stated interest rate of senior notes		9.625%